Slow Capital Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS — 99.44% Shares Fair Value
Communications — 15.84%
Alphabet, Inc., Class A 17,176 $ 6,116,888
Netflix, Inc.
(a)
54,600 3,915,366
Spotify Technology SA
(a)
8,025 4,012,019
Uber Technologies, Inc.
(a)
37,200 2,617,392
16,661,665
Consumer Discretionary — 15.94%
Amazon.com, Inc.
(a)
18,500 5,024,229
MercadoLibre , Inc.
(a)
2,380 4,469,521
Ross Stores, Inc. 15,665 3,933,012
Tesla, Inc.
(a)
10,747 3,344,574
16,771,336
Consumer Staples — 3.17%
Costco Wholesale Corp. 3,500 3,331,615
Energy — 1.07%
First Solar, Inc.
(a)
5,350 1,129,011
Financials — 1.88%
Chubb Ltd. 5,637 1,976,783
Health Care — 18.90%
Alnylam Pharmaceuticals, Inc.
(a)
6,300 1,294,776
BeOne Medicines Ltd. - ADR
(a)
5,500 1,738,055
GRAIL, Inc.
(a)
36,000 2,468,160
Illumina, Inc.
(a)
18,310 3,755,381
Intuitive Surgical, Inc.
(a)
7,600 2,685,308
Mettler-Toledo International, Inc.
(a)
2,000 2,832,600
Regeneron Pharmaceuticals, Inc. 3,925 2,993,323
Repligen Corp.
(a)
15,000 2,115,150
19,882,753
Industrials — 4.04%
Deere & Co. 4,377 2,594,116
Symbotic , Inc.
(a)
38,450 1,655,273
4,249,389
Technology — 38.60%
Analog Devices, Inc. 10,613 3,899,322
Apple, Inc. 11,212 3,463,499
Broadcom, Inc. 15,530 6,045,519
Cloudflare, Inc., Class A
(a)
11,000 3,068,780
Crowdstrike Holdings, Inc., Class A
(a)
28,400 5,420,424
Datadog, Inc., Class A
(a)
19,500 5,225,415
Nvidia Corp. 24,555 4,929,416
ON Semiconductor Corp.
(a)
43,538 3,553,136
Synopsys, Inc.
(a)
6,100 2,371,436

Slow Capital Growth Fund
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS — 99.44% - continued Shares Fair Value
Technology — 38.60% - continued
Veeva Systems, Inc., Class A
(a)
13,000 $ 2,649,140
40,626,087
Total Common Stocks/ Investments — 99.44% (Cost $86,735,622) 104,628,639
Other Assets in Excess of Liabilities — 0.56% 588,233
NET ASSETS — 100.00% $ 105,216,872
(a) Non-income producing security.
ADR - American Depositary Receipt.